Income Taxes (Tables)	9 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes

The following table presents domestic and foreign components of income (loss) before income taxes for the periods presented (in thousands):

	Year Ended December 31,
	2012	2013	2014
United States	$(3,981)	$(13,779)	$150,137
Foreign	56	94	(10,364)

Total	$(3,925)	$(13,685)	$139,773

Components of Income Tax Expense

The income tax expense is composed of the following (in thousands):

	Year Ended December 31,
	2012	2013	2014
Current:
Federal	$68	$31,176	$47,565
State	210	6,736	2,319
Foreign	13	25	113

Total current	291	37,937	49,997

Deferred:
Federal	—	—	(39,339)
State	—	—	(2,651)
Foreign	—	—	(11)

Total deferred	—	—	(42,001)

Total income tax expense	$291	$37,937	$7,996

Reconciliation of Effective Tax to Statutory Federal Rate

The reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

	Year Ended December 31,
	2012	2013	2014
Tax at federal statutory rate	(35.0%)	(35.0%)	35.0%
State taxes, net of federal effect	3.5	32.0	(0.2)
Foreign rate differential	(0.2)	(0.1)	2.7
Tax credits	—	(9.6)	(1.1)
Domestic production activities deduction	—	(12.7)	(2.6)
Warrant fair value adjustment	—	8.6	3.3
Change in valuation allowance	37.7	292.6	(32.0)
Other	1.4	1.4	0.6

Effective tax rate	7.4%	277.2%	5.7%

Tax Effects of Temporary Differences for Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2013	2014
Net operating loss carryforwards	$134	$—
Tax credit carryforwards	887	1,331
Fixed assets and intangible assets	2,321	2,436
Other accruals and reserves	15,079	30,075
Fitbit Force recall reserve	32,926	8,159

Gross deferred tax assets	51,347	42,001
Valuation allowance	(51,347)	—

Net deferred tax assets	$—	$42,001

Reconciliation of Unrecognized Tax Benefits

As of December 31, 2013 and 2014, the Company has $8.0 million and $10.6 million of unrecognized tax benefits. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2013	2014
Balance at beginning of year	$634	$7,991
Reductions based on tax positions related to prior year	(87)	(418)
Additions based on tax positions related to current year	7,444	3,021

Balance at end of year	$7,991	$10,594